POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 22, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback Achievers™ Portfolio

PowerShares Cleantech™ Portfolio

PowerShares Dividend Achievers™ Portfolio

PowerShares DWA Technical Leaders™ Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend Achievers™ Portfolio

PowerShares International Dividend Achievers™ Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line Timeliness™ Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

H. Bruce Bond has resigned from his position as President of the PowerShares Exchange-Traded Fund Trust (the “Trust”).   Mr. Bond will continue to serve as Chairman of the Board of Trustees and as a Trustee of the Trust.  Effective December 17, 2009, Andrew Schlossberg was appointed as President of the Trust and Benjamin Fulton and David Warren were appointed as Vice Presidents of the Trust.

The following information hereby replaces in its entirety the biographical information for Mr. Bond contained on page 15 of this Statement of Additional Information (“SAI”):

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Management Trustee	Other Directorships Held by Management Trustee

H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (December 2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (August 2002-December 2009); Manager, Nuveen Investments (April 1998-August 2002)	101	None

The following biographical information relating to Messrs. Schlossberg, Fulton and Warren is hereby added to the list of officers beginning on page 16 of this SAI:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009

Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (July 2002-December 2007)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Executive Vice President - Global Product Development, Invesco PowerShares Capital Management LLC (January 2005-Present); formerly, principle of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (October 2003-January 2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (October 2001-October 2003); Managing Director of Structured Investments at Nuveen Investments (May 1998-September 2001)

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009

Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (January 2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (August 2000-December 2006)

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-1 12/22/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 22, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares NXQ Portfolio

PowerShares S&P 500 BuyWrite Portfolio

H. Bruce Bond has resigned from his position as President of the PowerShares Exchange-Traded Fund Trust (the “Trust”).   Mr. Bond will continue to serve as Chairman of the Board of Trustees and as a Trustee of the Trust.  Effective December 17, 2009, Andrew Schlossberg was appointed as President of the Trust and Benjamin Fulton and David Warren were appointed as Vice Presidents of the Trust.

The following information hereby replaces in its entirety the biographical information for Mr. Bond contained on page 10 of this Statement of Additional Information (“SAI”):

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Management Trustee	Other Directorships Held by Management Trustee

H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (December 2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (August 2002-December 2009); Manager, Nuveen Investments (April 1998-August 2002)	101	None

The following biographical information relating to Messrs. Schlossberg, Fulton and Warren is hereby added to the list of officers beginning on page 11 of this SAI:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009

Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (July 2002-December 2007)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Executive Vice President - Global Product Development, Invesco PowerShares Capital Management LLC (January 2005-Present); formerly, principle of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (October 2003-January 2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (October 2001-October 2003); Managing Director of Structured Investments at Nuveen Investments (May 1998-September 2001)

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009

Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (January 2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (August 2000-December 2006)

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-5 12/22/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 22, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2009 OF:

PowerShares Global Listed Private Equity Portfolio

H. Bruce Bond has resigned from his position as President of the PowerShares Exchange-Traded Fund Trust (the “Trust”).   Mr. Bond will continue to serve as Chairman of the Board of Trustees and as a Trustee of the Trust.  Effective December 17, 2009, Andrew Schlossberg was appointed as President of the Trust and Benjamin Fulton and David Warren were appointed as Vice Presidents of the Trust.

The following information hereby replaces in its entirety the biographical information for Mr. Bond contained on page 10 of this Statement of Additional Information (“SAI”):

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Management Trustee	Other Directorships Held by Management Trustee

H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (December 2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (August 2002-December 2009); Manager, Nuveen Investments (April 1998-August 2002)	101	None

The following biographical information relating to Messrs. Schlossberg, Fulton and Warren is hereby added to the list of officers beginning on page 10 of this SAI:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009

Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (July 2002-December 2007)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Executive Vice President - Global Product Development, Invesco PowerShares Capital Management LLC (January 2005-Present); formerly, principle of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (October 2003-January 2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (October 2001-October 2003); Managing Director of Structured Investments at Nuveen Investments (May 1998-September 2001)

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009

Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (January 2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (August 2000-December 2006)

Please Retain This Supplement For Future Reference

P-PSP-SOAI-STK-1 12/22/09